Advances to suppliers (Detail Textuals)	12 Months Ended
	Sep. 30, 2018 USD ($) Supplier	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)
Share-based Goods and Nonemployee Services Transaction [Line Items]
Advances to suppliers	$ 5,868,486	$ 4,112,915	$ 3,716,616
Number of suppliers | Supplier	2
Two suppliers
Share-based Goods and Nonemployee Services Transaction [Line Items]
Advances to suppliers	$ 5,594,423
Percentage of advances to suppliers utilized	85.00%
Percentage of advances to suppliers on each purchase order	30.00%